Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowance And Reserves, Balance, Beginning Balance	$ 324.4	$ 152.4	$ 192.4
Valuation allowance reversed		(58.2)	(22.0)
Valuation allowance raised	1.1
Arising on acquisition/ disposal of subsidiaries	(5.4)
Charged to unredeemed capital expenditure	60.2	222.8
Foreign currency translation adjustment	(50.1)	7.4	(18.0)
Valuation Allowance And Reserves, Balance, Ending Balance	$ 330.2	$ 324.4	$ 152.4